Schedule of Merketable Securities Related Party Measured at Fair Value (Details) - Related Party [Member] - Next NRG Holding Corp [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Marketable securities - related party	$ 1,234,138
Total Assets	1,234,138
Fair Value, Inputs, Level 1 [Member]
Business Acquisition [Line Items]
Marketable securities - related party	1,234,138
Total Assets	1,234,138
Fair Value, Inputs, Level 2 [Member]
Business Acquisition [Line Items]
Marketable securities - related party
Total Assets
Fair Value, Inputs, Level 3 [Member]
Business Acquisition [Line Items]
Marketable securities - related party
Total Assets